Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Income / (Loss)

The following amounts charged by Maritime are included in the accompanying consolidated statements of comprehensive income / (loss):

	Year Ended December 31,
	2015	2016	2017
Included in Voyage related costs and commissions
Charter hire commissions	$321	$316	$368

Included in Management fees, related parties
Ship-management Fees	577	631	712

Included in General and administrative expenses
Administration Fees	1,245	1,600	1,600

Total	$2,143	$2,547	$2,680